Property	Jun. 30, 2015
Property, Plant and Equipment [Abstract]
Property

NOTE 8 - PROPERTY

The Company does not own any property and intends to utilized office space through its related party commencing on July 1, 2015 and begin paying $149 in rent expense commencing July 1, 2015.